Earnings (Loss) Per Share - Summary of Earnings (Loss) Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Earnings per share [abstract]
Profit (loss)	€ (20,854)	€ (13,320)	€ (10,399)
Weighted average number of ordinary shares for the period (shares)	49,701,858,000		49,668,718,000
Basic earnings (loss) per share	€ (0.42)		€ (0.21)
Diluted earnings (loss) per share	€ (0.42)		€ (0.21)
B S A
Earnings per share [table]
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	35,070,000
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	35,070,000
A G A
Earnings per share [table]
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	124,391,000
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	124,391,000
S O
Earnings per share [table]
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	995,381,000
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	995,381,000
OCEANES
Earnings per share [table]
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	10,580,141,000
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	10,580,141,000